Related Party Transactions - Trade Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction
Trade accounts payables to related parties	$ 5,475	$ 10,243
Related Party
Related Party Transaction
Trade accounts payables to related parties	2,254	3,203
Related Party | KOAS
Related Party Transaction
Trade accounts payables to related parties	899	1,158
Related Party | KNOT and affiliates
Related Party Transaction
Trade accounts payables to related parties	$ 1,355	$ 2,045